UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation

Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 8.0%

Asset-Backed Securities — 8.0%
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, 4.91%, 10/21/28(a)(b)	USD	500	$491,193
Allegro CLO VI Ltd., Series 2017-2A(a)(b):
Class B, 4.27%, 01/17/31		360	352,448
Class C, 4.57%, 01/17/31		2,400	2,297,401
Class D, 5.52%, 01/17/31		1,300	1,228,855
ALM VI Ltd., Series 2012-6A, Class BR3, 4.54%, 07/15/26(a)(b)		1,500	1,462,641
ALM VII R Ltd., Series 2013-7R2A(a)(b):
Class A2R2, 4.44%, 10/15/27		750	749,310
Class BR2, 4.99%, 10/15/27		400	396,269
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A(a)(b):
Class BR2, 4.69%, 07/15/27		1,000	980,510
Class CR2, 5.49%, 07/15/27		1,000	980,207
AMMC CLO 22 Ltd., Series 2018-22A, Class D, 5.47%, 04/25/31(a)(b)		1,000	940,719
AMMC CLO XII Ltd., Series 2013-12A, Class CR, 4.52%, 11/10/30(a)(b)		1,500	1,440,494
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class BR, 4.95%, 10/13/30		1,000	977,869
Series 2014-3RA, Class C, 4.61%, 01/28/31		1,000	960,262
Series 2014-3RA, Class D, 5.36%, 01/28/31		1,000	932,165
Series 2015-7A, Class CR, 4.49%, 10/15/27		1,750	1,706,531
Apidos CLO XV, Series 2013-15A(a)(b):
Class CRR, 4.61%, 04/20/31		1,000	958,082
Class DRR, 5.46%, 04/20/31		1,000	955,380
Apidos CLO XX, Series 2015-20A, Class BRR, 4.73%, 07/16/31(a)(b)		1,000	963,214
Ares CLO Ltd.(a)(b):
4.29%, 10/15/30		1,000	982,931
4.59%, 10/15/30		1,750	1,681,920
Ares XLIX CLO Ltd., Series 2018-49A, Class D, 5.76%, 07/22/30(a)(b)		1,000	964,957
Ares XLVII CLO Ltd.(a)(b):
Series 2018-47A, Class D, 5.49%, 04/15/30		1,500	1,420,511
Series 2018-48A, Class C, 4.56%, 07/20/30		500	476,209
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, 5.79%, 07/15/30(a)(b)		1,000	964,424
Atlas Senior Loan Fund VII Ltd., Series 2016-7A(a)(b):
Class A1R, 3.99%, 11/27/31		2,000	1,987,322
Class B1R, 4.51%, 11/27/31		550	544,111

Security		Par (000)	Value

Asset-Backed Securities (continued)
Atlas Senior Loan Fund X Ltd., Series 2018-10A(a)(b):
Class B, 4.29%, 01/15/31	USD	500	$488,099
Class C, 4.64%, 01/15/31		1,000	945,009
Class D, 5.54%, 01/15/31		1,700	1,581,695
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, 3.63%, 10/24/31(a)(b)		400	395,016
Atrium XV, Series 15A, Class C, 4.98%, 01/23/31(a)(b)		250	242,807
Benefit Street Partners CLO XII Ltd., Series 2017-12A(a)(b):
Class B, 4.79%, 10/15/30		1,000	967,414
Class C, 5.84%, 10/15/30		2,000	1,918,259
Bowman Park CLO Ltd., Series 2014-1A, Class D2R, (3 mo. LIBOR US + 3.35%), 6.03%, 11/23/25(a)(c)		1,000	992,152
Carlyle Global Market Strategies CLO Ltd.(a):
Series 2013-4A, Class DRR, 5.44%, 01/15/31(b)		1,000	944,455
Series 2014-5A, Class A1RR, 3.93%, 07/15/31(b)		2,300	2,276,912
Series 2016-3A, Class C, (3 mo. LIBOR US + 4.00%), 6.76%, 10/20/29(c)		1,000	992,822
Carlyle US CLO Ltd.(a):
Series 2016-4A, Class BR, 4.86%, 10/20/27(b)		250	245,679
Series 2017-2A, Class C, (3 mo. LIBOR US + 3.70%), 6.17%, 07/20/31(c)		500	500,688
Cedar Funding VI CLO Ltd., Series 2016-6A, Class BR, 4.36%, 10/20/28(a)(b)		250	248,411
Cent CLO 17 Ltd., Series C17A(a)(b):
Class BR, 4.60%, 04/30/31		1,000	959,283
Class CR, 5.55%, 04/30/31		1,000	953,531
CIFC Funding Ltd.(a)(b):
5.43%, 04/18/31		1,200	1,132,883
Series 2013-2A, Class A3LR, 4.73%, 10/18/30		1,000	969,467
Series 2013-2A, Class B1LR, 5.83%, 10/18/30		1,000	956,126
Series 2014-4RA, Class A2, 4.42%, 10/17/30		600	597,270
Series 2014-4RA, Class B, 4.97%, 10/17/30		400	394,576
Series 2014-4RA, Class C, 5.97%, 10/17/30		400	392,130
Series 2018-1A, Class C, 4.53%, 04/18/31		1,000	953,292

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Elevation CLO Ltd., Series 2017-7A, Class C, 4.69%, 07/15/30(a)(b)	USD	1,500	$1,432,517
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, 5.36%, 04/20/31(a)(b)		1,000	935,854
Galaxy XXVII CLO Ltd., Series 2018-27A, Class C, 4.43%, 05/16/31(a)(b)		1,500	1,418,067
Greenwood Park CLO Ltd., Series 2018-1A, Class D, 5.29%, 04/15/31(a)(b)		1,000	934,111
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class B, 4.63%, 07/18/31		1,250	1,173,909
Series 4A-2014, Class A2R, 4.26%, 01/28/30		650	634,889
Series 4A-2014, Class BR, 4.61%, 01/28/30		750	714,115
Series 6A-2015, Class BR, 4.33%, 02/05/31		1,500	1,412,572
Series 7A-2015, Class CR, 4.32%, 03/15/27		2,000	1,949,983
Series 7A-2015, Class DR, 5.02%, 03/15/27		1,000	929,270
Series 8A-2016, Class DR, 5.66%, 07/20/30		500	467,619
Limerock CLO III LLC, Series 2014-3A, Class C, (3 mo. LIBOR US + 3.60%), 6.36%, 10/20/26(a)(c)		1,000	969,254
Long Point Park CLO Ltd., Series 2017-1A, Class B, 4.47%, 01/17/30(a)(b)		1,000	953,814
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR2, 4.66%, 04/19/30(a)(b)		1,000	975,490
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 4.96%, 01/27/26(a)(c)		2,000	1,997,098
Madison Park Funding XXVII Ltd., Series 2018-27A(a)(b):
Class B, 4.56%, 04/20/30		1,000	953,653
Class C, 5.36%, 04/20/30		1,000	938,640
Madison Park Funding XXX Ltd., Series 2018-30A, Class D, 5.29%, 04/15/29(a)(b)		1,000	956,032
Marble Point CLO XI Ltd., Series 2017-2A(a)(b):
Class A, 3.96%, 12/18/30		1,500	1,485,084
Class B, 4.28%, 12/18/30		1,000	974,166
Mill Creek II CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 4.85%), 7.61%, 04/20/28(a)(c)		1,000	1,000,313
MP CLO III Ltd., Series 2013-1A, Class CR, 4.76%, 10/20/30(a)(b)		1,000	965,246

Security		Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class CR, 4.84%, 10/15/29(a)(b)	USD	1,000	$970,242
Neuberger Berman CLO XXI Ltd., Series 2016-21A(a)(b):
Class CR, 4.36%, 04/20/27		1,000	958,994
Class DR, 5.16%, 04/20/27		1,000	940,025
Neuberger Berman CLO XXII Ltd., Series 2016-22A(a)(b):
Class BR, 4.42%, 10/17/30		400	395,196
Class CR, 4.97%, 10/17/30		1,000	970,161
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A(a)(b):
Class A, 3.95%, 10/18/30		2,000	1,988,193
Class B, 4.28%, 10/18/30		1,000	982,752
Class C, 4.53%, 10/18/30		1,500	1,429,329
Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D, 5.39%, 01/15/30(a)(b)		1,000	936,394
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class C, 4.98%, 12/12/30(a)(b)		300	290,897
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class DR, 5.67%, 07/23/30(a)(b)		600	567,111
OCP CLO Ltd., Series 2017-14A, Class B, 4.59%, 11/20/30(a)(b)		1,000	957,271
Octagon Investment Partners Ltd.(a)(b):
Series 2016-1A, Class DR, 5.64%, 07/15/30		500	476,160
Series 2017-1A, Class B1, 4.16%, 01/20/30		1,000	976,744
Series 2017-1A, Class C, 5.51%, 01/20/31		1,000	951,302
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class A1AR, (3 mo. LIBOR US + 1.17%), 3.96%, 07/15/29(a)(c)		1,000	997,471
Octagon Investment Partners XVII Ltd., Series 2013-1A(a)(b):
Class BR2, 4.17%, 01/25/31		1,000	976,419
Class CR2, 4.47%, 01/25/31		1,000	953,500
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 4.66%, 01/22/30(a)(b)		900	868,555
OHA Credit Partners XIV Ltd., Series 2017-14A, Class C, 4.56%, 01/21/30(a)(b)		1,250	1,185,282
OZLM Funding IV Ltd., 4.96%, 10/22/30(a)(b)		1,000	970,289
OZLM VI Ltd., Series 2014-6A, Class CS, 5.90%, 04/17/31(a)(b)		500	483,279

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
OZLM XIX Ltd., Series 2017-19A, Class C, 5.89%, 11/22/30(a)(b)	USD	1,000	$964,542
OZLM XXI Ltd., Series 2017-21A, Class B, 4.66%, 01/20/31(a)(b)		1,800	1,725,036
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class A2RR, 4.52%, 10/17/31		650	643,480
Series 2013-2A, Class BRR, 4.97%, 10/17/31		750	729,687
Series 2013-2A, Class CRR, 5.97%, 10/17/31		250	241,866
Series 2018-1A, Class A2, 4.23%, 04/18/31		1,500	1,463,245
Recette CLO Ltd., Series 2015-1A(a)(b):
Class CR, 4.46%, 10/20/27		1,500	1,463,177
Class DR, 5.51%, 10/20/27		1,000	961,560
Regatta VII Funding Ltd., Series 2016-1A, Class DR, 5.54%, 12/20/28(a)(b)		500	471,042
Rockford Tower CLO Ltd., Series 2017-3A(a)(b):
Class A, 3.95%, 10/20/30		2,000	1,980,786
Class D, 5.41%, 10/20/30		1,000	924,429
Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, 3.59%, 10/26/31(a)(b)		1,400	1,392,563
Stewart Park CLO Ltd., Series 2015-1A, Class DR, 5.39%, 01/15/30(a)(b)		1,500	1,423,184
Tiaa CLO III Ltd., Series 2017-2A, Class A, 3.93%, 01/16/31(a)(b)		2,500	2,472,191
Voya CLO Ltd., Series 2018-1A, Class C, 5.36%, 04/19/31(a)(b)		1,000	936,834
York CLO 1 Ltd., Series 2014-1A, Class ARR, 3.88%, 10/22/29(a)(b)		2,000	1,981,190
York CLO-2 Ltd., Series 2015-1A(a)(b):
Class CR, 4.61%, 01/22/31		1,500	1,409,497
Class DR, 5.36%, 01/22/31		1,800	1,654,379

Total Asset-Backed Securities — 8.0% (Cost — $119,192,551)			115,079,861

Corporate Bonds — 106.2%

Aerospace & Defense — 2.1%
Arconic, Inc., 5.13%, 10/01/24		3,679	3,704,919
BBA US Holdings, Inc., 5.38%, 05/01/26(a)		672	672,000
Bombardier, Inc.(a):
7.75%, 03/15/20		354	364,620
8.75%, 12/01/21		2,034	2,159,193
5.75%, 03/15/22		286	272,415

Security		Par (000)	Value

Aerospace & Defense (continued)
Bombardier, Inc.(a) (continued):
6.00%, 10/15/22	USD	14	$13,493
6.13%, 01/15/23		522	504,356
7.50%, 12/01/24		1,679	1,628,630
7.50%, 03/15/25		3,127	3,013,646
TransDigm UK Holdings PLC, 6.88%, 05/15/26(a)		599	581,030
TransDigm, Inc.:
6.00%, 07/15/22		1,904	1,918,280
6.50%, 07/15/24		786	775,192
6.25%, 03/15/26(a)(e)		11,822	11,999,330
6.38%, 06/15/26		120	115,500
United Technologies Corp., 4.63%, 11/16/48		2,805	2,884,141

			30,606,745

Airlines — 1.0%
American Airlines Group, Inc.:
4.63%, 03/01/20(a)		692	692,000
5.18%, 08/15/23(d)		2,945	2,930,275
5.18%, 10/15/23(c)(d)		2,830	2,829,881
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 01/02/23		2,391	2,532,289
Turkish Airlines Pass-Through Trust, Series 2015-1 Class A, 4.20%, 03/15/27(a)		2,398	2,056,889
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 04/11/22(f)		2,854	2,859,661
Virgin Australia Trust, Series 2013-1, Class B, 6.00%, 04/23/22(a)		264	268,668

			14,169,663

Auto Components — 0.6%
Allison Transmission, Inc., 5.00%, 10/01/24(a)		68	66,895
General Motors Co., 5.95%, 04/01/49		3,455	3,225,196
Goodyear Tire & Rubber Co., 5.00%, 05/31/26		535	491,398
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 08/01/20		3,108	3,135,195
6.38%, 12/15/25		388	396,245
Tesla, Inc., 5.30%, 08/15/25(a)		749	664,737

			7,979,666

Automobiles — 0.5%
Ford Motor Co., 7.45%, 07/16/31(f)		3,660	3,708,522
General Motors Co.:
4.88%, 10/02/23		1,875	1,901,477

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
6.25%, 10/02/43	USD	940	$913,118

			6,523,117

Banks — 6.6%
Barclays PLC:
4.84%, 05/09/28		4,000	3,842,164
4.97%, 05/16/29(b)		3,220	3,233,198
CIT Group, Inc.:
5.00%, 08/01/23		370	378,325
5.25%, 03/07/25		925	952,750
City National Corp., 5.25%, 09/15/20		2,900	2,988,595
Cooperatieve Rabobank UA, 3.95%, 11/09/22(f)		3,775	3,807,498
Credit Suisse Group AG, 6.50%, 08/08/23(a)		6,000	6,335,700
Discover Bank/Greenwood, 8.70%, 11/18/19		748	777,884
Fifth Third Bancorp(3 mo. LIBOR US + 3.03%), 5.10%(g)(h)		5,000	4,693,750
HSBC Finance Corp., 6.68%, 01/15/21(f)		5,150	5,375,737
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)		9,840	9,115,662
Lloyds Banking Group PLC(f):
4.45%, 05/08/25		3,665	3,717,035
4.65%, 03/24/26		8,650	8,441,846
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		10,080	10,523,762
Santander Holdings USA, Inc., 4.40%, 07/13/27		830	811,807
SunTrust Banks, Inc.(3 mo. LIBOR US + 3.10%), 5.05% (g)(h)		5,270	4,980,150
Wells Fargo & Co.(f):
4.13%, 08/15/23		4,000	4,079,206
4.10%, 06/03/26		15,000	15,143,771
5.61%, 01/15/44		4,119	4,700,581

			93,899,421

Beverage: Soft Drinks — 0.0%
Energizer Holdings, Inc.(a):
6.38%, 07/15/26		222	215,895
7.75%, 01/15/27		373	384,321

			600,216

Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(a)(f)		6,170	5,884,116
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		5,000	5,221,095

Security		Par (000)	Value

Beverages (continued)
Keurig Dr. Pepper, Inc., 4.60%, 05/25/28(a)	USD	3,215	$3,290,763

			14,395,974

Biotechnology — 0.9%
Amgen, Inc., 4.66%, 06/15/51		6,709	6,620,719
Baxalta, Inc., 5.25%, 06/23/45(f)		6,000	6,204,582

			12,825,301

Building Products — 0.3%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(a)		371	381,202
Masonite International Corp.(a):
5.63%, 03/15/23		488	493,026
5.75%, 09/15/26		382	371,495
Standard Industries, Inc.(a):
5.50%, 02/15/23		335	340,863
5.38%, 11/15/24		410	406,925
6.00%, 10/15/25		1,832	1,841,160
USG Corp., 4.88%, 06/01/27(a)		445	452,387

			4,287,058

Building: Roofing, Wallboard & Plumbing — 0.0%
IQVIA, Inc., 5.00%, 10/15/26(a)		200	200,250

Capital Markets — 2.5%
Goldman Sachs Group, Inc.:
7.50%, 02/15/19(f)		5,165	5,172,179
5.25%, 07/27/21		1,175	1,232,180
5.75%, 01/24/22(f)		5,500	5,901,734
Lions Gate Capital Holdings LLC, 6.38%, 02/01/24(a)(e)		253	255,530
Morgan Stanley(f):
5.63%, 09/23/19		6,770	6,886,873
5.00%, 11/24/25		15,000	15,849,823

			35,298,319

Chemicals — 2.4%
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		715	698,019
Basell Finance Co. BV, 8.10%, 03/15/27(a)(f)		6,000	7,214,472
Chemours Co., 5.38%, 05/15/27		207	198,720
The Dow Chemical Co., 5.55%, 11/30/48(a)		4,820	5,092,555
DowDuPont, Inc., 5.42%, 11/15/48		7,500	8,185,550
Element Solutions, Inc.(a):
6.50%, 02/01/22		3,006	3,047,332
5.88%, 12/01/25		2,862	2,854,845
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		448	445,200
Huntsman International LLC, 5.13%, 11/15/22		2,495	2,582,325

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
NOVA Chemicals Corp., 4.88%, 06/01/24(a)	USD	956	$908,200
Olin Corp.:
5.13%, 09/15/27		270	263,250
5.00%, 02/01/30		297	273,982
PQ Corp., 6.75%, 11/15/22(a)		935	977,542
WR Grace & Co-Conn, 5.63%, 10/01/24(a)		1,660	1,726,400

			34,468,392

Commercial Services & Supplies — 3.2%
ADT Corp.:
3.50%, 07/15/22		181	174,213
4.13%, 06/15/23		673	647,763
4.88%, 07/15/32(a)		884	716,040
Aviation Capital Group Corp.(a):
7.13%, 10/15/20(f)		31,000	32,648,228
6.75%, 04/06/21		7,850	8,299,679
Avolon Holdings Funding Ltd., 5.13%, 10/01/23(a)		918	931,954
Core & Main LP, 6.13%, 08/15/25(a)		969	922,972
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		446	429,757
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(a)		356	361,340

			45,131,946

Communications Equipment — 0.2%
CommScope Technologies LLC(a):
6.00%, 06/15/25		467	440,148
5.00%, 03/15/27		677	577,075
CommScope, Inc., 5.50%, 06/15/24(a)		254	237,490
Zayo Group LLC/Zayo Capital, Inc.:
6.38%, 05/15/25		750	732,187
5.75%, 01/15/27(a)		1,479	1,428,995

			3,415,895

Construction & Engineering — 0.0%
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)		494	441,513

Construction Materials — 0.3%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(a)		101	101,217
HD Supply, Inc., 5.38%, 10/15/26(a)		4,350	4,371,750

			4,472,967

Consumer Discretionary — 0.1%
Viking Cruises Ltd., 5.88%, 09/15/27(a)		2,159	2,110,423

Consumer Finance — 1.5%
Ally Financial, Inc.:
5.13%, 09/30/24		590	611,388
8.00%, 11/01/31		3,950	4,740,000

Security		Par (000)	Value

Consumer Finance (continued)
Capital One Bank USA NA, 3.38%, 02/15/23(f)	USD	2,000	$1,960,817
Discover Financial Services, 3.85%, 11/21/22		3,252	3,255,379
Navient Corp.:
6.63%, 07/26/21		461	473,678
6.50%, 06/15/22		98	100,112
5.50%, 01/25/23		224	216,160
7.25%, 09/25/23		996	1,013,430
6.75%, 06/15/26		192	180,956
Refinitiv US Holdings, Inc.(a):
6.25%, 05/15/26		4,037	3,966,352
8.25%, 11/15/26		1,294	1,213,125
Springleaf Finance Corp., 7.13%, 03/15/26		781	743,902
Total System Services, Inc., 3.80%, 04/01/21		1,630	1,634,739
Verscend Escrow Corp., 9.75%, 08/15/26(a)		1,634	1,645,111

			21,755,149

Containers & Packaging — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a):
4.63%, 05/15/23		760	760,000
7.25%, 05/15/24		944	975,860
Crown Americas LLC/Crown Americas Capital Corp.:
4.75%, 02/01/26		947	928,060
4.25%, 09/30/26		724	687,800
Greif, Inc., 6.50%, 03/01/27(a)(e)		207	208,294
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20		2,778	2,788,017
6.88%, 02/15/21		36	36,523
5.13%, 07/15/23(a)		222	222,411
7.00%, 07/15/24(a)		1,455	1,487,737
Sealed Air Corp., 6.88%, 07/15/33(a)		182	183,820

			8,278,522

Diversified Consumer Services — 0.7%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(a)		5,024	5,312,880
Service Corp. International, 4.50%, 11/15/20		4,382	4,360,090
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)		137	133,918

			9,806,888

Diversified Financial Services — 6.3%
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,021,663

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp.(f):
5.00%, 05/13/21	USD	17,100	$17,807,612
4.45%, 03/03/26		11,765	12,064,986
BNP Paribas SA, 4.38%, 03/01/33(a)(b)		4,000	3,794,180
Citigroup, Inc., 6.68%, 09/13/43(f)		4,125	5,169,478
Credit Suisse Group AG, 7.50%(a)(b)(h)		1,865	1,902,300
Ford Motor Credit Co. LLC, 5.88%, 08/02/21(f)		9,420	9,662,302
General Motors Financial Co., Inc.:
4.38%, 09/25/21		2,260	2,278,258
4.25%, 05/15/23		1,681	1,662,775
4.35%, 01/17/27(f)		4,710	4,409,339
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 04/01/20(a)		1,705	1,709,262
Jefferies Financial Group, Inc., 5.50%, 10/18/23		4,000	4,181,250
Macquarie Group Ltd., 4.15%, 03/27/24(a)(b)		4,000	4,019,501
Resparcs Funding LP I, 8.00%(h)(i)		4,000	1,520,000
Royal Bank of Scotland Group PLC:
6.10%, 06/10/23		2,500	2,622,075
5.13%, 05/28/24		5,250	5,272,822
UBS Group Funding Switzerland AG, 7.00%(a)(b)(h)		7,500	7,546,875
Vantiv LLC/Vanity Issuer Corp., 4.38%, 11/15/25(a)		464	445,431

			90,090,109

Diversified Telecommunication Services — 5.7%
AT&T, Inc.:
6.30%, 01/15/38(f)		12,000	13,145,966
5.15%, 03/15/42		250	245,528
4.35%, 06/15/45		367	323,783
CenturyLink, Inc.:
5.63%, 04/01/25(f)		1,318	1,192,790
Series S, 6.45%, 06/15/21		1,176	1,196,933
Series U, 7.65%, 03/15/42		121	100,315
Series Y, 7.50%, 04/01/24(f)		824	836,360
Embarq Corp., 8.00%, 06/01/36		1,048	990,360
Frontier Communications Corp.:
10.50%, 09/15/22		551	394,654
11.00%, 09/15/25		3,846	2,478,266
8.50%, 04/01/26(a)		711	645,055
Level 3 Financing, Inc.:
5.38%, 08/15/22		2,095	2,111,341
5.13%, 05/01/23		1,183	1,172,649
5.38%, 01/15/24		754	750,230
5.38%, 05/01/25		2,003	1,977,962
5.25%, 03/15/26		190	184,357
Telecom Italia Capital SA, 6.00%, 09/30/34		410	356,823
Telecom Italia SpA, 5.30%, 05/30/24(a)		200	190,000

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telefonica Emisiones SA, 5.21%, 03/08/47	USD	6,000	$5,812,152
Verizon Communications, Inc.(f):
5.15%, 09/15/23		8,775	9,533,511
6.40%, 09/15/33		9,475	11,347,066
6.55%, 09/15/43		13,225	16,166,135
5.01%, 04/15/49		10,578	11,106,062

			82,258,298

Electric Utilities — 4.6%
AES Corp., 5.50%, 04/15/25		412	424,360
CMS Energy Corp., 5.05%, 03/15/22(f)		9,900	10,372,435
DPL, Inc., 7.25%, 10/15/21		94	99,875
Duke Energy Corp., 3.55%, 09/15/21(f)		3,650	3,674,533
Emera, Inc., Series 16-A, (3 mo. LIBOR US + 5.44%), 6.75%, 06/15/76(g)		7,500	7,650,000
Evergy, Inc., 5.29%, 06/15/22(f)(j)		5,550	5,783,535
Midland Cogeneration Venture LP, 5.25%, 03/15/25(a)(f)		3,307	3,225,452
NextEra Energy Capital Holdings, Inc., 4.80%, 12/01/77(b)		5,000	4,288,500
NextEra Energy Operating Partners LP (a):
4.25%, 09/15/24		290	276,312
4.50%, 09/15/27		474	431,044
Oncor Electric Delivery Co. LLC:
4.10%, 06/01/22(f)		4,150	4,253,769
5.30%, 06/01/42		2,750	3,194,043
Progress Energy, Inc., 7.00%, 10/30/31(f)		12,000	15,349,543
Puget Energy, Inc.:
6.00%, 09/01/21		275	291,086
5.63%, 07/15/22(f)		5,550	5,849,699
TerraForm Power Operating LLC(a):
4.25%, 01/31/23		470	459,425
5.00%, 01/31/28		470	436,512

			66,060,123

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23		306	306,765
5.50%, 12/01/24		2,653	2,744,529
Sanmina Corp., 4.38%, 06/01/19(a)		1,415	1,415,000

			4,466,294

Energy Equipment & Services — 0.7%
Ensco PLC:
4.50%, 10/01/24		196	145,530
7.75%, 02/01/26		409	328,478
Halliburton Co., 5.00%, 11/15/45(f)		6,615	6,868,994
Noble Holding International Ltd., 5.25%, 03/15/42		118	70,800

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Energy Equipment & Services (continued)
Oceaneering International, Inc., 4.65%, 11/15/24	USD	196	$166,600
Transocean, Inc.(a):
9.00%, 07/15/23		739	771,095
7.50%, 01/15/26		360	342,450
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26		855	855,000
Weatherford International Ltd., 6.50%, 08/01/36		521	296,970

			9,845,917

Environmental, Maintenance, & Security Service — 0.0%
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		199	193,030

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.:
5.05%, 09/01/20		500	515,326
5.90%, 11/01/21(f)		3,770	4,002,322
3.60%, 01/15/28		4,000	3,845,661
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		1,133	1,110,113
5.13%, 05/01/26(a)		1,492	1,503,190
Host Hotels & Resorts LP, 3.75%, 10/15/23(f)		3,600	3,517,005
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		4,627	4,754,243
4.50%, 09/01/26		2,600	2,463,500
4.50%, 01/15/28		464	429,200
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27		1,566	1,524,501
Starwood Property Trust, Inc., 5.00%, 12/15/21		627	633,270

			24,298,331

Food & Staples Retailing — 0.9%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		425	419,687
5.75%, 03/15/25		307	287,429
General Mills, Inc., 4.20%, 04/17/28		620	623,774
H.J. Heinz Finance Co., 7.13%, 08/01/39(a)		4,415	5,115,114
Walmart, Inc., 5.25%, 09/01/35(f)		5,150	6,025,803

			12,471,807

Food Products — 0.5%
Aramark Services, Inc.:
5.13%, 01/15/24		1,470	1,485,303
5.00%, 02/01/28(a)		228	222,585

Security		Par (000)	Value

Food Products (continued)
JBS USA LUX SA/JBS USA Finance, Inc.(a):
5.88%, 07/15/24	USD	390	$393,900
5.75%, 06/15/25		1,804	1,799,490
6.75%, 02/15/28		827	835,270
Kraft Heinz Foods Co., 4.38%, 06/01/46		2,475	2,132,265
Post Holdings, Inc., 5.63%, 01/15/28(a)		428	410,341
Simmons Foods, Inc., 7.75%, 01/15/24(a)		395	406,850

			7,686,004

Health Care Equipment & Supplies — 1.0%
Avantor, Inc.(a):
6.00%, 10/01/24(f)		6,180	6,319,050
9.00%, 10/01/25		1,688	1,738,640
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(a)		387	402,170
Hologic, Inc., 4.38%, 10/15/25(a)		209	205,263
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a):
4.88%, 04/15/20		517	511,184
5.75%, 08/01/22(f)		272	246,840
Medtronic, Inc., 4.63%, 03/15/45(f)		4,565	4,986,385

			14,409,532

Health Care Providers & Services — 4.2%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		191	187,896
Aetna, Inc., 3.88%, 08/15/47		3,500	2,999,753
Anthem, Inc., 4.55%, 03/01/48		5,000	4,926,050
Centene Corp.:
6.13%, 02/15/24		1,370	1,435,075
5.38%, 06/01/26(a)		3,585	3,701,512
CHS/Community Health Systems, Inc., 8.63%, 01/15/24(a)		1,171	1,206,130
DaVita, Inc., 5.13%, 07/15/24		761	751,716
Encompass Health Corp., 5.75%, 11/01/24		637	644,166
HCA, Inc.:
7.50%, 02/15/22		2,214	2,424,330
4.75%, 05/01/23(f)		3,491	3,587,002
5.00%, 03/15/24		1,410	1,467,105
5.38%, 02/01/25		128	132,120
5.38%, 09/01/26		861	881,182
5.63%, 09/01/28		2,019	2,087,767
5.88%, 02/01/29		1,823	1,909,592
5.50%, 06/15/47		2,453	2,555,535
MEDNAX, Inc., 5.25%, 12/01/23(a)		323	323,808
Molina Healthcare, Inc., 5.38%, 11/15/22		125	127,500
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)		897	890,721
NVA Holdings, Inc., 6.88%, 04/01/26(a)		439	419,113

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(a)(k)	USD	2,016	$1,950,480
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)		1,439	1,518,145
Tenet Healthcare Corp.:
6.00%, 10/01/20		4,102	4,236,546
8.13%, 04/01/22		2,108	2,205,495
4.63%, 07/15/24		1,145	1,121,505
6.25%, 02/01/27(a)(e)		1,543	1,552,644
UnitedHealth Group, Inc., 6.88%, 02/15/38(f)		10,000	13,397,158
WellCare Health Plans, Inc.:
5.25%, 04/01/25		776	787,640
5.38%, 08/15/26(a)		757	770,248

			60,197,934

Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)		424	405,980

Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC/New Red Finance, Inc.(a):
4.25%, 05/15/24		1,707	1,651,522
5.00%, 10/15/25		3,039	2,932,635
Boyd Gaming Corp., 6.00%, 08/15/26		330	330,000
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(a)		886	829,517
Churchill Downs, Inc., 4.75%, 01/15/28(a)		354	339,398
Eldorado Resorts, Inc., 6.00%, 09/15/26(a)		277	276,308
ESH Hospitality, Inc., 5.25%, 05/01/25(a)		1,278	1,263,431
Golden Nugget, Inc., 6.75%, 10/15/24(a)		140	140,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		123	121,592
IRB Holding Corp., 6.75%, 02/15/26(a)		156	145,860
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a):
5.00%, 06/01/24		600	601,500
5.25%, 06/01/26		650	658,125
4.75%, 06/01/27		817	791,469
Melco Resorts Finance Ltd., 4.88%, 06/06/25(a)(f)		444	419,265
MGM Resorts International:
6.63%, 12/15/21		4,552	4,807,822
7.75%, 03/15/22		504	547,470

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Sabre GLBL, Inc.(a):
5.38%, 04/15/23	USD	594	$601,425
5.25%, 11/15/23		434	440,510
Scientific Games International, Inc., 5.00%, 10/15/25(a)		914	866,289
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)		289	286,110
Station Casinos LLC, 5.00%, 10/01/25(a)		496	473,680
Wyndham Destinations, Inc.:
5.40%, 04/01/24		883	854,302
5.75%, 04/01/27		308	294,140
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		453	453,000

			20,125,370

Household Durables — 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(a)		1,314	1,287,720
Lennar Corp.:
2.95%, 11/29/20		520	509,600
8.38%, 01/15/21		3,015	3,241,125
4.75%, 11/15/22		1,805	1,811,769
4.88%, 12/15/23		466	466,000
5.25%, 06/01/26		890	867,750
Newell Brands, Inc.:
4.00%, 12/01/24		3,000	2,878,414
4.20%, 04/01/26		955	917,731
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.38%, 06/15/19		717	717,000

			12,697,109

Household Products — 0.2%
Spectrum Brands, Inc.:
6.63%, 11/15/22		1,110	1,137,750
6.13%, 12/15/24		231	229,845
5.75%, 07/15/25		1,002	987,271

			2,354,866

Independent Power and Renewable Electricity Producers — 1.0%
AES Corp.:
4.50%, 03/15/23		400	402,000
4.88%, 05/15/23		86	86,860
6.00%, 05/15/26		843	888,311
5.13%, 09/01/27		819	835,380
Calpine Corp.:
6.00%, 01/15/22(a)		1,858	1,871,935
5.38%, 01/15/23		2,445	2,377,762
5.88%, 01/15/24(a)		628	628,000
5.25%, 06/01/26(a)		1,741	1,653,950

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Clearway Energy Operating LLC:
5.38%, 08/15/24	USD	457	$423,868
5.75%, 10/15/25(a)		705	651,244
5.00%, 09/15/26		378	328,860
NRG Energy, Inc.:
6.63%, 01/15/27		2,878	3,029,728
5.75%, 01/15/28		650	658,450

			13,836,348

Industrial Conglomerates — 0.1%
BWX Technologies, Inc., 5.38%, 07/15/26(a)		862	870,620
Vertiv Group Corp., 9.25%, 10/15/24(a)		989	919,770

			1,790,390

Insurance — 3.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23(a)		1,188	1,205,820
American International Group, Inc., 6.40%, 12/15/20(f)		8,710	9,237,342
Aon Corp., 5.00%, 09/30/20(f)		7,700	7,912,657
Aon PLC, 4.25%, 12/12/42(f)		6,500	5,950,319
Forethought Financial Group, Inc., 8.63%, 04/15/21(a)		3,400	3,737,379
HUB International Ltd., 7.00%, 05/01/26(a)		1,479	1,434,630
Nationstar Mortgage Holdings, Inc.(a):
8.13%, 07/15/23		552	558,734
9.13%, 07/15/26		262	265,249
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(a)(f)		12,000	14,840,793
Progressive Corp., Series B, 5.38%(b)(h)		5,000	4,868,750

			50,011,673

Interactive Media & Services — 0.2%
Booking Holdings, Inc., 3.55%, 03/15/28		3,375	3,252,019

Internet Software & Services — 0.4%
Equinix, Inc., 5.88%, 01/15/26		1,169	1,207,343
Netflix, Inc.:
5.50%, 02/15/22		563	584,422
4.38%, 11/15/26		905	856,922
5.88%, 11/15/28(a)		1,682	1,705,127
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)(f)		402	337,680
Symantec Corp., 5.00%, 04/15/25(a)		617	614,079
Uber Technologies, Inc., 7.50%, 11/01/23(a)(f)		290	294,713

			5,600,286

Security		Par (000)	Value

IT Services — 0.5%
Alibaba Group Holding Ltd., 4.20%, 12/06/47	USD	1,470	$1,368,710
Banff Merger Sub, Inc., 9.75%, 09/01/26(a)		637	606,742
Fidelity National Information Services, Inc., 5.00%, 10/15/25		538	569,416
First Data Corp.(a):
5.38%, 08/15/23		1,509	1,538,237
5.75%, 01/15/24		2,459	2,528,159
Gartner, Inc., 5.13%, 04/01/25(a)		399	397,005
WEX, Inc., 4.75%, 02/01/23(a)		760	750,500

			7,758,769

Life Sciences Tools & Services — 0.9%
Life Technologies Corp., 6.00%, 03/01/20(f)		12,000	12,334,341

Machinery — 0.1%
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(a)		878	847,270
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(a)		1,173	1,026,375

			1,873,645

Machinery: Tools — 0.1%
CFX Escrow Corp.(a):
6.00%, 02/15/24		635	635,000
6.38%, 02/15/26		417	417,000

			1,052,000

Media — 9.8%
21st Century Fox America, Inc., 6.15%, 03/01/37(f)		9,575	11,863,259
A&E Television Networks LLC, 3.11%, 08/22/19(d)		5,000	4,969,500
Altice Financing SA(a):
6.63%, 02/15/23		834	838,420
7.50%, 05/15/26		1,772	1,678,970
Altice France SA(a):
7.38%, 05/01/26		2,982	2,873,873
8.13%, 02/01/27		1,025	1,006,960
Altice Luxembourg SA, 7.75%, 05/15/22(a)(f)		5,426	5,263,220
AMC Networks, Inc.:
4.75%, 12/15/22		685	686,712
4.75%, 08/01/25		1,104	1,066,740
CCO Holdings LLC/CCO Holdings Capital Corp.(a):
4.00%, 03/01/23		1,216	1,186,026
5.13%, 05/01/27		5,664	5,472,670
5.00%, 02/01/28		638	606,100

9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital:
6.38%, 10/23/35	USD	479	$511,479
6.48%, 10/23/45		9,584	10,315,326
5.38%, 05/01/47		1,500	1,427,289
6.83%, 10/23/55		3,540	3,816,958
Cinemark USA, Inc., 5.13%, 12/15/22		349	348,128
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		2,758	2,820,055
Series B, 6.50%, 11/15/22		7,431	7,598,197
Comcast Corp., 4.95%, 10/15/58		3,795	4,007,295
Cox Communications, Inc.(a):
8.38%, 03/01/39		5,000	6,365,759
4.60%, 08/15/47		625	564,242
CSC Holdings LLC:
8.63%, 02/15/19		4,005	4,010,006
5.38%, 07/15/23(a)		2,432	2,458,630
5.25%, 06/01/24		1,061	1,018,560
7.75%, 07/15/25(a)		4,129	4,325,127
6.63%, 10/15/25(a)		1,072	1,121,580
10.88%, 10/15/25(a)		620	714,668
5.50%, 05/15/26(a)		2,866	2,837,340
5.38%, 02/01/28(a)		200	192,250
7.50%, 04/01/28(a)		877	901,117
6.50%, 02/01/29(a)		797	807,461
Discovery Communications LLC:
3.95%, 03/20/28(f)		8,515	8,115,081
4.88%, 04/01/43		4,000	3,625,201
DISH DBS Corp.:
5.88%, 07/15/22		1,732	1,645,400
5.88%, 11/15/24		164	135,915
7.75%, 07/01/26		818	703,480
Gray Television, Inc., 7.00%, 05/15/27(a)		554	573,612
Hughes Satellite Systems Corp., 5.25%, 08/01/26		391	374,383
Inmarsat Finance PLC, 4.88%, 05/15/22(a)		228	220,590
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		268	243,880
8.50%, 10/15/24(a)		1,246	1,258,834
9.75%, 07/15/25(a)		2,843	2,960,274
Interpublic Group of Cos., Inc.:
3.75%, 02/15/23(f)		6,025	5,948,469
5.40%, 10/01/48		2,215	2,195,840
Lamar Media Corp., 5.75%, 02/01/26(a)(e)		282	292,039
MDC Partners, Inc., 6.50%, 05/01/24(a)		1,036	943,071
Meredith Corp., 6.88%, 02/01/26(a)		396	407,880
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(a)		1,081	1,079,378

Security		Par (000)	Value

Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24	USD	126	$127,733
Sirius XM Radio, Inc., 5.00%, 08/01/27(a)		597	576,851
TEGNA, Inc., 5.50%, 09/15/24(a)		351	345,665
Telenet Finance Luxembourg Notes Sarl, 5.50%, 12/01/22(a)		1,400	1,323,000
Time Warner Cable LLC, 6.55%, 05/01/37		3,519	3,697,655
Tribune Media Co., 5.88%, 07/15/22		1,308	1,330,890
Univision Communications, Inc.(a):
5.13%, 05/15/23		5,138	4,804,030
5.13%, 02/15/25		375	341,719
UPCB Finance IV Ltd., 5.38%, 01/15/25(a)		420	404,250
Viacom, Inc., 5.85%, 09/01/43		1,300	1,319,059
Videotron Ltd., 5.13%, 04/15/27(a)		1,099	1,101,747
Virgin Media Secured Finance PLC, 5.50%, 08/15/26(a)		487	478,478
Warner Media LLC:
4.65%, 06/01/44		28	25,833
4.85%, 07/15/45		97	93,163
Ziggo BV, 5.50%, 01/15/27(a)		663	626,535

			140,993,852

Metals & Mining — 2.6%
Alcoa Nederland Holding BV(a):
7.00%, 09/30/26		291	307,005
6.13%, 05/15/28		236	238,950
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22		5,000	5,100,000
Commercial Metals Co., 4.88%, 05/15/23		2,194	2,106,240
Constellium NV:
4.63%, 03/18/19	EUR	490	566,462
6.63%, 03/01/25(a)	USD	609	605,955
5.88%, 02/15/26(a)		1,451	1,389,332
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		500	493,750
3.55%, 03/01/22		221	213,818
3.88%, 03/15/23		6,265	5,990,906
5.40%, 11/14/34		2,250	1,996,875
5.45%, 03/15/43		4,252	3,656,720
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)		725	732,250
Novelis Corp.(a):
6.25%, 08/15/24		2,381	2,395,881
5.88%, 09/30/26		1,876	1,810,340
Southern Copper Corp., 5.88%, 04/23/45		3,870	4,102,200

10

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	1,105	$1,113,288
5.25%, 04/15/23		309	312,863
5.50%, 10/01/24		240	247,752
4.13%, 09/15/25		1,808	1,717,600
5.00%, 12/15/26		35	34,825
Teck Resources Ltd.:
4.50%, 01/15/21		89	90,224
8.50%, 06/01/2(a)		1,623	1,748,766
United States Steel Corp., 6.25%, 03/15/26		813	736,781

			37,708,783

Oil, Gas & Consumable Fuels — 18.0%
Aker BP ASA, 5.88%, 03/31/25(a)		570	584,250
Antero Resources Corp., 5.00%, 03/01/25		1,034	997,810
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a):
10.00%, 04/01/22		328	350,550
7.00%, 11/01/26		825	796,125
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)		131	127,070
California Resources Corp., 8.00%, 12/15/22(a)(f)		2,149	1,733,985
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23(f)		191	188,613
8.25%, 07/15/25		1,104	1,137,120
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		1,916	2,100,415
5.13%, 06/30/27		3,121	3,152,210
Cheniere Energy Partners LP, 5.63%, 10/01/26(a)		596	597,407
Chesapeake Energy Corp.:
6.63%, 08/15/20		1,182	1,190,865
4.88%, 04/15/22		2,734	2,597,300
7.00%, 10/01/24		1,537	1,500,496
8.00%, 01/15/25(f)		775	779,836
8.00%, 06/15/27		687	657,802
CNX Resources Corp., 5.88%, 04/15/22		8,587	8,544,065
Concho Resources, Inc., 4.88%, 10/01/47		3,815	3,863,941
CONSOL Energy, Inc., 11.00%, 11/15/25(a)		328	360,800
Continental Resources, Inc., 4.90%, 06/01/44		3,500	3,332,825
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(a)		426	394,050
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		2,479	2,379,840
DCP Midstream Operating LP:
5.38%, 07/15/25		245	249,900
6.45%, 11/03/36(a)		247	248,853

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
6.75%, 09/15/37(a)	USD	1,527	$1,557,540
Denbury Resources, Inc., 9.25%, 03/31/22(a)		1,166	1,145,595
Devon Energy Corp., 5.85%, 12/15/25		4,000	4,358,569
Diamond Offshore Drilling, Inc., 5.70%, 10/15/39		695	476,075
Diamondback Energy, Inc.:
4.75%, 11/01/24(a)		1,440	1,436,400
5.38%, 05/31/25		83	85,017
El Paso LLC:
7.80%, 08/01/31		197	245,588
7.75%, 01/15/32		4,586	5,727,124
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22		2,345	2,661,974
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20(f)		5,075	5,256,841
Enbridge Energy Partners LP, 9.88%, 03/01/19		6,000	6,029,644
Enbridge, Inc., 6.25%, 03/01/78(b)		5,000	4,735,932
Endeavor Energy Resources LP/EER Finance, Inc.(a):
5.50%, 01/30/26		1,978	2,062,065
5.75%, 01/30/28		369	392,062
Energy Transfer Equity LP:
7.50%, 10/15/20		598	634,627
4.25%, 03/15/23		553	557,147
5.88%, 01/15/24		3,366	3,576,375
5.50%, 06/01/27		406	421,225
Energy Transfer Operating LP:
5.20%, 02/01/22(f)		10,200	10,600,962
6.13%, 12/15/45		3,579	3,717,820
EnLink Midstream Partners LP:
4.40%, 04/01/24		613	588,480
4.15%, 06/01/25		66	61,710
4.85%, 07/15/26		584	547,500
5.05%, 04/01/45		203	166,968
5.45%, 06/01/47		239	204,943
Ensco PLC, 5.75%, 10/01/44		512	334,080
Enterprise Products Operating LLC:
4.90%, 05/15/46(f)		5,375	5,436,478
Series E, 5.25%, 08/16/77(b)		4,800	4,264,226
EP Energy LLC/Everest Acquisition Finance, Inc.(a):
9.38%, 05/01/24		150	79,875
8.00%, 11/29/24(f)		673	538,400
7.75%, 05/15/26		425	391,531
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24		140	129,500
5.63%, 02/01/26		1,324	1,085,680
Gulfport Energy Corp., 6.00%, 10/15/24		361	339,340
Hess Corp., 5.80%, 04/01/47		5,000	4,817,374

11

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(a)	USD	515	$509,850
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)		239	209,125
Jagged Peak Energy LLC, 5.88%, 05/01/26(a)		176	169,840
Kinder Morgan Energy Partners LP:
6.85%, 02/15/20(f)		12,000	12,425,140
4.25%, 09/01/24		2,170	2,224,677
5.40%, 09/01/44		3,615	3,705,152
Marathon Petroleum Corp.(a):
4.75%, 12/15/23		1,230	1,277,365
5.13%, 12/15/26		937	971,427
Matador Resources Co., 5.88%, 09/15/26		1,074	1,069,972
MEG Energy Corp., 6.50%, 01/15/25(a)		1,617	1,588,702
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19(a)		3,500	3,509,047
MPLX LP:
4.13%, 03/01/27		825	806,717
5.20%, 03/01/47		3,500	3,427,488
4.70%, 04/15/48(f)		5,000	4,533,112
5.50%, 02/15/49		2,640	2,714,688
Nabors Industries, Inc., 5.75%, 02/01/25		395	343,650
Nexen Energy ULC, 6.40%, 05/15/37		2,000	2,471,050
NGPL PipeCo LLC(a):
4.38%, 08/15/22		509	513,245
4.88%, 08/15/27		1,076	1,065,240
7.77%, 12/15/37		1,370	1,633,232
Noble Energy, Inc., 5.05%, 11/15/44		3,500	3,238,763
Noble Holding International Ltd.:
7.75%, 01/15/24		1,116	937,440
7.88%, 02/01/26(a)		1,105	1,022,125
Oasis Petroleum, Inc.:
6.88%, 03/15/22		122	121,695
6.88%, 01/15/23		609	603,671
6.25%, 05/01/26(a)		88	83,490
ONEOK Partners LP, 8.63%, 03/01/19(f)		10,000	10,036,198
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23(a)		1,719	1,706,107
Parsley Energy LLC/Parsley Finance Corp.(a):
6.25%, 06/01/24		228	233,670
5.25%, 08/15/25		780	772,200
5.63%, 10/15/27		1,118	1,108,217
Petroleos Mexicanos:
3.50%, 01/30/23(f)		5,000	4,595,000
4.63%, 09/21/23		3,965	3,770,715
4.88%, 01/18/24(f)		2,000	1,891,600

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP, Series B, 6.13%(b)(h)	USD	2,215	$1,985,194
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 06/15/44		1,498	1,328,872
4.90%, 02/15/45		2,102	1,919,567
QEP Resources, Inc.:
6.88%, 03/01/21		133	137,682
5.38%, 10/01/22		1,927	1,895,301
5.25%, 05/01/23		83	80,307
5.63%, 03/01/26(f)		1,194	1,146,240
Range Resources Corp.:
5.00%, 08/15/22		32	31,080
4.88%, 05/15/25		175	157,938
Rockies Express Pipeline LLC(a):
5.63%, 04/15/20		295	300,163
6.88%, 04/15/40		580	620,600
Rowan Cos., Inc., 4.88%, 06/01/22		1,446	1,280,505
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21		405	419,173
5.63%, 04/15/23(f)		10,510	11,117,277
5.75%, 05/15/24		2,575	2,768,220
5.88%, 06/30/26		1,481	1,604,761
Sanchez Energy Corp., 7.75%, 06/15/21		1,337	247,345
Seven Generations Energy Ltd., 5.38%, 09/30/25(a)		14	13,507
SM Energy Co.:
6.13%, 11/15/22		44	44,110
5.00%, 01/15/24		608	574,554
5.63%, 06/01/25(f)		484	462,220
6.75%, 09/15/26(f)		682	671,872
6.63%, 01/15/27		121	117,973
Southwestern Energy Co.:
6.20%, 01/23/25		725	703,250
7.50%, 04/01/26		890	914,475
7.75%, 10/01/27		259	266,770
Sunoco LP/Sunoco Finance Corp.:
4.88%, 01/15/23		989	974,165
5.88%, 03/15/28		317	309,471
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a):
5.50%, 09/15/24		284	284,710
5.50%, 01/15/28		1,314	1,280,690
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 05/01/23		37	37,046
6.75%, 03/15/24		184	191,360
5.13%, 02/01/25		136	133,620
5.88%, 04/15/26(a)		669	674,854
6.50%, 07/15/27(a)		770	794,055
5.00%, 01/15/28		1,097	1,030,494
6.88%, 01/15/29(a)		1,765	1,836,624

12

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd.:
4.88%, 01/15/26(f)	USD	4,485	$4,758,237
4.88%, 05/15/48		4,000	4,056,915
TransCanada Trust(3 mo. LIBOR US + 3.53%), 5.63%, 05/20/75(g)		2,755	2,600,169
Transocean Guardian Ltd., 5.88%, 01/15/24(a)		244	245,029
Transocean Pontus Ltd., 6.13%, 08/01/25(a)		769	772,330
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)(e)		927	941,368
Transocean, Inc., 7.25%, 11/01/25(a)		714	674,730
Weatherford International Ltd., 5.13%, 09/15/20(f)		170	130,900
Western Gas Partners LP, 5.38%, 06/01/21		5,125	5,287,639
Whiting Petroleum Corp., 6.63%, 01/15/26		559	547,820
Williams Cos., Inc.:
3.70%, 01/15/23		2,245	2,241,306
4.55%, 06/24/24		527	544,112
8.75%, 03/15/32		2,478	3,339,601
5.10%, 09/15/45(f)		5,075	5,101,759
WPX Energy, Inc.:
6.00%, 01/15/22		72	73,080
8.25%, 08/01/23		126	140,175
5.25%, 09/15/24		22	21,670

			257,653,290

Paper & Forest Products — 1.8%
International Paper Co.(f):
7.50%, 08/15/21		7,209	7,948,983
8.70%, 06/15/38		4,000	5,388,262
7.30%, 11/15/39		10,000	12,124,105

			25,461,350

Pharmaceuticals — 4.3%
Abbott Laboratories, 4.90%, 11/30/46		5,500	6,123,038
AbbVie, Inc., 4.70%, 05/14/45		3,255	3,034,904
Allergan Funding SCS, 4.75%, 03/15/45		5,485	5,290,588
Allergan Sales LLC, 5.00%, 12/15/21(a)		1,631	1,690,854
Allergan, Inc., 2.80%, 03/15/23		3,000	2,892,791
Bausch Health Cos., Inc.(a):
5.63%, 12/01/21		500	500,625
6.50%, 03/15/22		829	856,979
5.50%, 03/01/23		2,365	2,294,050
5.88%, 05/15/23		1,398	1,368,292
7.00%, 03/15/24		1,303	1,368,932
5.50%, 11/01/25		2,389	2,374,069
9.00%, 12/15/25		1,154	1,230,452
Bayer US Finance II LLC, 4.88%, 06/25/48(a)		7,500	7,109,823

Security		Par (000)	Value

Pharmaceuticals (continued)
Charles River Laboratories International, Inc., 5.50%, 04/01/26(a)	USD	573	$584,460
CVS Health Corp.:
4.75%, 12/01/22		289	301,148
5.00%, 12/01/24		183	193,244
5.13%, 07/20/45		3,879	4,008,084
5.05%, 03/25/48(f)		8,205	8,422,815
Elanco Animal Health, Inc., 4.90%, 08/28/28(a)		447	462,703
Endo Finance LLC, 5.75%, 01/15/22(a)		1,664	1,510,080
MEDNAX, Inc., 6.25%, 01/15/27(a)		282	284,115
Merck & Co., Inc., 6.50%, 12/01/33(f)		6,420	8,530,397
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(a)		297	312,964
Valeant Pharmaceuticals International, Inc.(a):
9.25%, 04/01/26		176	189,200
8.50%, 01/31/27		1,186	1,239,370

			62,173,977

Real Estate Management & Development — 0.4%
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)		460	456,550
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(a)(f)		4,485	4,171,050
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 04/15/19(a)		803	803,000

			5,430,600

Road & Rail — 1.3%
Norfolk Southern Corp., 6.00%, 03/15/05		12,700	14,376,624
United Rentals North America, Inc.:
4.63%, 07/15/23		1,616	1,634,665
4.63%, 10/15/25		1,034	992,123
5.88%, 09/15/26		400	406,000
4.88%, 01/15/28		877	832,053

			18,241,465

Semiconductors & Semiconductor Equipment — 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27(f)		7,500	6,891,326
NXP BV/NXP Funding LLC, 4.63%, 06/15/22(a)		490	498,418
QUALCOMM, Inc.:
3.25%, 05/20/27(f)		2,500	2,366,029
4.30%, 05/20/47		3,500	3,193,711
Sensata Technologies BV(a):
5.63%, 11/01/24		695	721,063

13

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
5.00%, 10/01/25	USD	772	$775,860

			14,446,407

Software — 1.2%
CDK Global, Inc.:
5.88%, 06/15/26		378	387,091
4.88%, 06/01/27		1,350	1,309,500
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(a)		1,041	1,116,473
Infor US, Inc., 6.50%, 05/15/22		8,723	8,875,652
Informatica LLC, 7.13%, 07/15/23(a)		1,599	1,602,998
Nuance Communications, Inc., 5.38%, 08/15/20(a)		1,267	1,271,751
PTC, Inc., 6.00%, 05/15/24		313	324,346
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)		2,176	2,360,916
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(a)		480	492,000

			17,740,727

Specialty Retail — 0.4%
L Brands, Inc.:
7.00%, 05/01/20		3,050	3,164,375
6.88%, 11/01/35		1,119	959,543
Penske Automotive Group, Inc., 5.50%, 05/15/26		1,160	1,133,900

			5,257,818

Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC/EMC Corp.(a):
5.88%, 06/15/21		615	625,031
7.13%, 06/15/24		1,639	1,729,232
8.35%, 07/15/46		2,355	2,774,297
Western Digital Corp., 4.75%, 02/15/26		2,002	1,861,860

			6,990,420

Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 5.00%, 05/01/25		699	702,495
William Carter Co., 5.25%, 08/15/21		1,406	1,409,515

			2,112,010

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a):
5.25%, 03/15/22		480	482,400

Security		Par (000)	Value

Thrifts & Mortgage Finance (continued)
5.25%, 10/01/25	USD	268	$248,570

			730,970

Tobacco — 2.1%
Altria Group, Inc., 10.20%, 02/06/39(f)		13,392	19,358,368
BAT Capital Corp., 4.54%, 08/15/47		8,000	6,570,568
Reynolds American, Inc.:
4.85%, 09/15/23		1,120	1,167,216
5.85%, 08/15/45		2,335	2,266,176

			29,362,328

Trading Companies & Distributors — 0.2%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, Series 2013-1(a):
Class A, 5.25%, 05/30/23		1,575	1,590,724
Class B, 6.13%, 11/30/21		758	764,223

			2,354,947

Transportation Infrastructure — 0.8%
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 07/11/22(a)(f)		10,500	10,879,021

Utilities — 0.1%
Vistra Operations Co. LLC(a):
5.50%, 09/01/26		887	898,088
5.63%, 02/15/27(e)		946	950,730

			1,848,818

Wireless Telecommunication Services — 1.9%
Crown Castle International Corp.:
4.88%, 04/15/22		2,500	2,590,037
3.65%, 09/01/27(f)		8,000	7,691,865
CyrusOne LP/CyrusOne Finance Corp., 5.38%, 03/15/27		129	129,323
Digicel Group One Ltd., 8.25%, 12/30/22(a)		102	84,150
Digicel Group Two Ltd., 8.25%, 09/30/22(a)		98	53,410
Digicel Ltd., 6.00%, 04/15/21(a)		1,285	1,188,625
SBA Communications Corp.:
4.00%, 10/01/22		1,045	1,031,938
4.88%, 09/01/24		2,252	2,254,815
Sprint Communications, Inc., 7.00%, 03/01/20(a)		389	400,184
Sprint Corp.:
7.88%, 09/15/23		1,725	1,832,812
7.13%, 06/15/24		3,442	3,521,596
7.63%, 02/15/25		36	37,631
7.63%, 03/01/26		3,250	3,375,937

14

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.:
6.50%, 01/15/26	USD	960	$1,015,200
4.50%, 02/01/26		815	794,625
4.75%, 02/01/28		1,644	1,576,185

			27,578,333

Total Corporate Bonds — 106.3% (Cost — $1,488,267,117)			1,522,702,716

Foreign Agency Obligations — 2.4%
Argentine Republic Government International Bond, 5.63%, 01/26/22		6,485	5,878,652
Brazilian Government International Bond, 5.00%, 01/27/45		6,525	6,022,575
Colombia Government International Bond, 5.63%, 02/26/44		4,000	4,360,000
Indonesia Government International Bond, 5.88%, 01/15/24(a)		4,400	4,807,000
Mexico Government International Bond:
4.75%, 03/08/44		5,800	5,466,500
4.60%, 02/10/48		5,000	4,625,000
Uruguay Government International Bond, 5.10%, 06/18/50		3,500	3,587,500

Total Foreign Agency Obligations — 2.4% (Cost — $35,091,849)			34,747,227

Municipal Bonds — 1.2%
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B, 6.85%, 01/01/38		5,000	5,155,200
Metropolitan Transportation Authority, RB, Build America Bonds, Series B-1, 6.55%, 11/15/31		10,000	12,181,500

Total Municipal Bonds — 1.2% (Cost — $14,842,775)			17,336,700

Preferred Securities — 24.1%

Capital Trusts — 22.1%

Banks — 6.4%
BNP Paribas SA(a)(g)(h):
7.20%		5,000	5,228,100
7.38%		4,535	4,710,731
Capital One Financial Corp., Series E, 5.55%(g)(h)		5,000	5,040,000
CIT Group, Inc., Series A, 5.80%(g)(h)		3,000	2,867,010
Citigroup, Inc., 5.90%(g)(h)		2,210	2,232,100
Credit Suisse Group AG, 6.25%(a)(g)(h)		7,255	7,172,772

Security		Par (000)	Value

Banks (continued)
Credit Suisse Group AG, 7.50%(a)(g)(h)	USD	3,250	$3,447,282
HSBC Capital Funding LP, 10.18%(a)(f)(g)(h)		11,835	16,983,225
Lloyds Banking Group PLC, 7.50%(b)(h)		8,285	8,388,562
Macquarie Bank Ltd., 6.13%(a)(g)(h)		1,885	1,689,431
Nordea Bank AB, 6.13%(a)(g)(h)		5,540	5,290,700
U.S. Bancorp, Series J, 5.30%(f)(g)(h)		10,415	10,232,737
Wells Fargo & Co.(g)(h):
Series K, 6.56%		809	813,045
Series Q, 5.85%		551	14,054,265
Series S, 5.90%		281	283,810
Series U, 5.88%		2,655	2,754,563

			91,188,333

Capital Markets — 2.8%
Charles Schwab Corp., Series E, 4.63%(f)(g)(h)		6,805	6,600,850
Goldman Sachs Group, Inc., Series L, 5.70%(g)(h)		2,950	2,954,425
Morgan Stanley, Series H, 5.45%(g)(h)		8,675	8,685,844
State Street Corp:
3.79%, 06/01/77(c)(f)		17,845	13,696,037
Series D, 5.90%(g)(h)		220	5,790,199
Series F, 5.25%(g)(h)		1,855	1,861,956

			39,589,311

Commercial Services & Supplies — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45(a)(g)		5,000	4,854,100

Consumer Finance — 0.3%
American Express Co., Series C, 4.90%(g)(h)		4,510	4,464,900

Diversified Financial Services — 5.5%
Bank of America Corp., Series AA, 6.10%(g)(h)		8,630	9,072,287
Bank of America Corp., Series U, 5.20%(f)(g)(h)		5,785	5,813,925
Barclays PLC:
6.63%(g)(h)		3,135	3,123,244
7.75%(b)(h)		4,135	4,122,926
BNP Paribas SA, 6.75%(a)(g)(h)		5,000	5,068,750
Credit Agricole SA, 8.13%(a)(g)(h)		5,000	5,418,750
HSBC Holdings PLC:
6.00%(g)(h)		1,550	1,491,875
6.50%(b)(h)		2,615	2,549,625
JPMorgan Chase & Co.:
8.75%, 09/01/30		2,000	2,705,194
Series 1, 6.22%(g)(h)		2,618	2,633,708
Series Q, 5.15%(g)(h)		4,000	3,963,000
Series R, 6.00%(f)(g)(h)		14,130	14,483,250

15

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Series S, 6.75%(f)(g)(h)	USD	9,775	$10,535,593
Royal Bank of Scotland Group PLC(g)(h):
8.00%		970	1,014,620
8.63%		5,135	5,467,235
Societe Generale SA, 7.38%(a)(g)(h)		1,980	2,045,340

			79,509,322

Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 5.47%, 03/30/67(g)		8,300	7,501,789

Equity Real Estate Investment Trusts (REITs) — 0.5%
Sovereign Real Estate Investment Trust, 12.00%(a)(h)		7	7,770,000

Insurance — 2.8%
ACE Capital Trust II, 9.70%, 04/01/30(f)		7,000	9,450,000
Allstate Corp., Series B, 5.75%, 08/15/53(g)		5,000	4,975,000
American International Group, Inc., 8.18%, 05/15/68(g)		3,755	4,391,660
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 04/01/27		5,000	5,509,690
Farmers Exchange Capital II, 6.15%, 11/01/53(a)(g)		4,890	4,993,929
MetLife, Inc., 6.40%, 12/15/66		5,000	5,350,000
Principal Financial Group, Inc., 4.70%, 05/15/55(g)		5,000	4,912,500

			39,582,779

Media — 0.5%
NBCUniversal Enterprise, Inc., 5.25%(a)(h)		5,600	5,691,000
Viacom, Inc., 5.88%, 02/28/57(g)		2,111	2,037,286

			7,728,286

Oil, Gas & Consumable Fuels — 0.9%
Enbridge, Inc., Series 16-A, 6.00%, 01/15/77(g)		5,880	5,615,571
Energy Transfer Partners LP, Series B, 6.63%(b)(h)		5,000	4,451,646

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC, 5.52%, 06/01/67(f)(g)	USD	2,500	$2,287,500

			12,354,717

Road & Rail — 0.5%
BNSF Funding Trust I, 6.61%, 12/15/55(g)		6,125	6,615,000

Wireless Telecommunication Services — 1.1%
Centaur Funding Corp., 9.08% / /0(a)		15	16,051,580

Total Capital Trusts — 22.1% (Cost — $319,281,957)			317,210,117

		Shares

Preferred Stocks — 1.4%

Banks — 0.9%
Citigroup, Inc., Series K, 6.88%(g)		488,320	12,696,320

Capital Markets — 0.3%
Goldman Sachs Group, Inc., Series J, 5.50%(g)		162,450	4,075,870
SCE Trust III, Series H, 5.75%(g)		7,700	159,698

			4,235,568

Electric Utilities — 0.1%
Entergy Louisiana LLC, 5.25%		90,000	2,347,200

Equity Real Estate Investment Trusts (REITs) — 0.1%
Vornado Realty Trust, Series K, 5.70%(h)		50,000	1,260,000

Total Preferred Stocks — 1.4% (Cost — $20,029,403)			20,539,088

Trust Preferred — 0.6%

Diversified Financial Services — 0.6%
GMAC Capital Trust I, Series 2, 8.47%(g)		300,141	7,836,682

Total Trust Preferreds — 0.6% (Cost — $7,299,341)			7,836,682

Total Preferred Securities — 24.1%			345,585,887

16

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities — 0.3%

Agency Obligations — 0.3%
Fannie Mae, 0.00%, 10/09/19(f)(l)	USD	3,945	$3,874,608

Total U.S. Government Sponsored Agency Securities — 0.3% (Cost — $3,833,910)			3,874,608

Total Long-Term Investments — 142.3% (Cost — $2,007,838,903)			2,039,326,999

Security	Shares	Value

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(m)(n)	5,284,761	$5,284,761

Total Short-Term Securities — 0.4% (Cost — $5,284,761)		5,284,761

Options Purchased — 0.0% (Cost — $1,821,405)		261,162

Total Investments Before Options Written — 142.7% (Cost — $2,014,945,069)		2,044,872,922

Options Written — (0.0)% (Premiums Received — $186,274)		(4,900)

Total Investments, Net of Options Written — 142.7% (Cost — $2,014,758,795)		2,044,868,022

Liabilities in Excess of Other Assets — (42.7)%		(612,268,590)

Net Assets — 100.0%		$1,432,599,432

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	When-issued security.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security with no stated maturity date.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Zero-coupon bond.
(m)	Annualized 7-day yield as of period end.
(n)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,903,560	(2,618,799)	5,284,761	$5,284,761	$59,045	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

17

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ)

Portfolio Abbreviations

ARB — Airport Revenue Bonds

CLO — Collateralized Loan Obligation

CR — Custodian Receipt

CRC — Costa Rican Colon

ETF — Exchange-Traded Fund

FNMA — Federal National Mortgage Association

OTC — Over-the-Counter

RB — Revenue Bonds

SPDR — Standard & Poor’s Depository Receipts

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	2.33%	05/08/18	Open	$3,806,000	$3,864,566	U.S. Government Sponsored Agency Securities	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	6,747,300	6,814,488	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	4,440,150	4,484,364	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	10,290,000	10,392,466	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	12,480,000	12,604,273	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	14,340,000	14,482,795	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	5,573,125	5,628,621	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	5,555,000	5,610,315	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	11,730,000	11,846,805	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	1,835,000	1,853,273	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	10,375,000	10,478,312	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	11,880,000	11,998,298	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	09/19/18	Open	1,895,000	1,911,294	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	09/19/18	Open	4,518,750	4,557,604	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/20/18	Open	6,656,250	6,720,801	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.00	09/28/18	Open	5,652,923	5,708,007	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/28/18	Open	7,120,000	7,185,239	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	10/01/18	Open	4,535,781	4,576,106	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	10/01/18	Open	4,700,000	4,741,784	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	10/01/18	Open	4,337,500	4,376,062	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.95	10/26/18	Open	5,444,000	5,479,439	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	2.09	11/06/18	Open	4,200,387	4,221,359	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	11/15/18	Open	6,634,600	6,672,108	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	11/15/18	Open	5,536,250	5,567,548	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	11/15/18	Open	3,030,000	3,047,130	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	11/15/18	Open	8,895,656	8,945,946	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	11/15/18	Open	4,604,531	4,630,562	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	11/15/18	Open	5,601,750	5,633,419	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	11/15/18	Open	14,729,344	14,812,614	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	11/15/18	Open	9,771,428	9,826,669	Corporate Bonds	Open/Demand

18

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	2.76%	11/15/18	Open	$4,696,438	$4,722,988	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	11/15/18	Open	9,825,000	9,880,544	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.80	11/15/18	Open	10,050,000	10,107,676	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.80	11/15/18	Open	9,975,000	10,032,245	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.82	11/15/18	Open	9,887,625	9,944,792	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.83	11/15/18	Open	9,384,675	9,439,135	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.75	11/28/18	Open	505,330	506,004	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	11/30/18	Open	5,925,000	5,952,908	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.20	12/03/18	Open	833,625	836,413	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	5,605,500	5,626,257	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	3,984,000	3,998,753	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	8,800,000	8,832,587	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	13,800,000	13,851,102	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	3,946,800	3,961,415	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	7,736,100	7,764,747	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	5,260,000	5,279,478	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	7,488,250	7,515,979	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	6,636,000	6,660,573	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	2,162,500	2,170,508	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	4,575,000	4,591,941	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	4,912,500	4,930,691	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	8,862,425	8,895,243	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	3,520,188	3,533,223	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	2,775,000	2,785,276	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	4,975,000	4,993,423	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	7,040,000	7,066,070	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	3,294,000	3,306,198	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	5,508,750	5,529,149	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	16,629,750	16,691,331	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	6,930,000	6,955,662	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	7,676,875	7,705,303	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	3,211,063	3,222,953	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	4,542,175	4,558,995	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	3,810,000	3,824,109	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	19,016,640	19,087,060	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.25)	12/14/18	Open	1,011,565	1,009,949	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	12/14/18	Open	793,094	793,600	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.70	12/14/18	Open	265,320	265,927	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.65	12/14/18	Open	13,125,000	13,168,422	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.65	12/14/18	Open	13,781,250	13,826,843	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.65	12/14/18	Open	9,506,188	9,537,637	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.65	12/14/18	Open	12,858,300	12,900,840	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.65	12/14/18	Open	15,784,931	15,837,153	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.65	12/14/18	Open	10,632,619	10,667,795	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.65	12/14/18	Open	9,048,031	9,077,965	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	10,840,838	10,881,551	Capital Trusts	Open/Demand
RBC Capital Markets LLC	2.79	12/14/18	Open	5,430,000	5,450,108	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/14/18	Open	2,530,000	2,539,369	Capital Trusts	Open/Demand
RBC Capital Markets LLC	3.00	12/14/18	Open	5,865,000	5,886,718	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	12/17/18	Open	163,905	163,956	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	12/17/18	Open	2,874,300	2,884,009	Corporate Bonds	Open/Demand

19

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.79%	12/17/18	Open	$3,577,650	$3,590,126	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/17/18	Open	3,421,875	3,433,808	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.70	12/18/18	Open	2,522,685	2,527,758	Corporate Bonds	Open/Demand
UBS Securities LLC	2.70	12/18/18	Open	2,957,656	2,967,425	Corporate Bonds	Open/Demand
UBS Securities LLC	2.70	12/18/18	Open	5,068,156	5,084,895	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	12/21/18	Open	87,435	87,461	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	12/21/18	Open	475,695	475,972	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	12/21/18	Open	608,730	609,440	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	12/21/18	Open	779,085	780,914	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/21/18	Open	4,085,925	4,099,225	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/21/18	Open	14,240,000	14,286,351	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/21/18	Open	12,525,000	12,565,769	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/31/18	Open	6,015,000	6,029,917	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.00)	01/08/19	Open	4,577,381	4,574,457	Capital Trusts	Open/Demand
RBC Capital Markets LLC	2.79	01/09/19	Open	7,897,312	7,910,777	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	01/11/19	Open	421,865	422,076	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/11/19	Open	141,101	141,189	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.75	01/16/19	Open	235,263	235,434	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	0.75	01/18/19	Open	107,859	107,881	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	01/24/19	Open	362,415	362,556	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.00	01/30/19	Open	3,281,540	3,281,813	Corporate Bonds	Open/Demand

				$628,596,901	$631,900,083

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
U.S. Ultra Bond	340	03/20/19	$54,783	$350,036
2-Year U.S. Treasury Note	469	03/29/19	99,582	659,901
5-Year U.S. Treasury Note	366	03/29/19	42,039	724,616

				1,734,553

Short Contracts:
10-Year U.S. Treasury Note	1,800	03/20/19	220,444	(4,895,485)
10-Year U.S. Ultra Long Treasury	335	03/20/19	43,780	(1,612,707)
Long U.S. Treasury Bond	494	03/20/19	72,464	(3,699,724)

				(10,207,916)

				$(8,473,363)

20

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SPDR S&P 500 ETF Trust	1,250	02/01/19	USD	243.50	USD	337,413	$1,875
SPDR S&P 500 ETF Trust	3,660	02/01/19	USD	238.00	USD	987,944	5,490
10-Year US Treasury Note	805	02/22/19	USD	122.00	USD	98,588	163,515

							$170,880

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
30-Year Interest Rate Swap, 06/08/49	3.50%	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	JPMorgan Chase Bank N.A.	06/06/19	3.50%	USD	22,700	$15,879
30-Year Interest Rate Swap, 06/08/49	3.50	Semi-annual	3-Month LIBOR 2.74%	Quarterly	Goldman Sachs Bank USA	06/06/19	3.50	USD	25,330	17,718
10-Year Interest Rate Swap, 07/29/19	3.24	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Goldman Sachs International	07/29/19	3.24	USD	34,000	56,685

										$90,282

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SPDR S&P 500 ETF Trust	4,900	02/01/19	USD	234.00	USD	—	$(4,900)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.30.V1	1.00%	Quarterly	06/20/23	BBB+	USD	100,000	$1,794,044	$1,491,627	$302,417

(a)	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR 2.56%	Quarterly	1.79	Semi-annual	01/04/18	09/30/19	USD	100,370	$(247,722)	$161	$(247,883)

21

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	1.00%	Quarterly	Deutsche Bank AG	03/20/19	USD	16,700	$(35,487)	$(1,972)	$(33,515)
Prudential Financial, Inc.	1.00	Quarterly	Citibank N.A.	06/20/21	USD	1,920	(31,001)	13,446	(44,447)
Prudential Financial, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/21	USD	1,155	(18,649)	8,603	(27,252)
Prudential Financial, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/21	USD	9,500	(153,388)	58,210	(211,598)

							$(238,525)	$78,287	$(316,812)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$115,079,861	$—	$115,079,861
Corporate Bonds	—	1,511,973,060	10,729,656	1,522,702,716
Foreign Agency Obligations	—	34,747,227	—	34,747,227
Municipal Bonds	—	17,336,700	—	17,336,700
Preferred Securities	48,220,234	297,365,653	—	345,585,887
U.S. Government Sponsored
Agency Securities	—	3,874,608	—	3,874,608
Short-Term Securities	5,284,761	—	—	5,284,761

22

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Options Purchased
Equity contracts	170,880	—	—	170,880
Interest rate contracts	—	90,282	—	90,282

	$53,675,875	$1,980,467,391	$10,729,656	$2,044,872,922

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$302,417	$—	$302,417
Interest rate contracts	1,734,553	—	—	1,734,553
Liabilities:
Credit contracts	—	(316,812)	—	(316,812)
Equity contracts	(4,900)	—	—	(4,900)
Interest rate contracts	(10,207,916)	(247,883)	—	(10,455,799)

	$(8,478,263)	$(262,278)	$—	$(8,740,541)

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended January 31, 2019, there were no transfers between levels.

The Trust may hold liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $631,900,083 are categorized as Level 2 within the disclosure hierarchy.

23

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Credit Allocation Income Trust

Date: March 22, 2019